3. PRINCIPLES OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Schedule of companies direct equity investments

The following subsidiaries are included in the consolidated financial statements:

Subsidiary	Form of valuation	2020		Form of valuation	2019
		Direct interest, %	Indirect interest, %		Direct interest, %	Indirect interest, %
Cemig Geração e Transmissão	Consolidation	100.00	—	Consolidation	100.00	—
Cemig Distribuição	Consolidation	100.00	—	Consolidation	100.00	—
Gasmig	Consolidation	99.57	—	Consolidation	99.57	—
Cemig Geração Distribuída (Usina Térmica Ipatinga) (1)	—	—	—	Consolidation	100.00	—
Cemig Sim (Efficientia) (2)	Consolidation	100.00	—	Consolidation	100.00	—
Centroeste (3)	Consolidation	100.00	—	Equity method	51.00	—
(1)	On October 19, 2020, an Extraordinary General Meeting of Shareholders approved the merger of this wholly-owned subsidiary, at book value, and as a result the investee ceased to exist and the Company took over of all its rights and liabilities.
(2)	On April 14, 2020, the Annual Shareholders General Meeting decided to change this subsidiary’s By-laws, changing the name of this subsidiary to Cemig Soluções Inteligentes em Energia S.A.-Cemig Sim.
(3)	On January 13, 2020, the Company concluded acquisition of the equity interest of 49% of the share capital held by Eletrobras in Centroeste, resulting in its now holding 100% of that investee. More details see notes 1 and 16.